Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Contractual commitments for capital expenditure	$ 164	$ 100